Note 13 - Leases	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of leases [text block]
13	Leases

Leases as lessee

The Group leases administrative offices. The leases typically run for a period of
3
to
6
years, with an option to renew the lease after that date. The two
leases over the administrative offices expire in
2021
and
2025
respectively.

Previously, leases were classified as operating leases under IAS
17.
Information about leases for which the Group is a lessee is presented below.

i)	Right of use assets

Right of use assets related to leased properties that do
not
meet the definition of investment property are presented as property, plant and equipment (refer note
18
).

2019

Balance at January 1	263
Depreciation charge for the year	(112)
Additions to Right of use assets	248
Derecognition of Right of use assets	(64)
Foreign currency movement	2
Balance at December 31	337

ii)	Amounts recognised in profit or loss

2019
Leases under IFRS 16
Interest on lease liabilities	17

2018
Operating leases under IAS 17
Lease expense	105

iii)	Amounts recognised in statement of cash flows

2019

Total cash outflow for leases	124

An amount of
$349
was recognised as part of Trade and other payables as at
December 31, 2019
relating to the above leases.